Condensed Consolidated Interim Statement of Financial Position (Unaudited) - CHF (SFr)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property and equipment	SFr 44,948	SFr 252,899	SFr 369,294
Intangible assets	1,663,763	1,629,100	1,482,520
Derivative financial instruments	252,351
Other non-current financial assets	15,996	76,710	114,778
Total non-current assets	1,977,058	1,958,709	1,966,592
Current assets
Other receivables	309,143	241,281	296,531
Prepayments	507,329	652,913	952,595
Cash and cash equivalents	5,257,881	14,973,369	32,442,222
Total current assets	6,074,353	15,867,563	33,691,348
Total assets	8,051,411	17,826,272	35,657,940
Equity
Share capital	481,322	19,349,556	13,731,881
Share premium	141,338,018	114,648,228	112,838,815
Foreign currency translation reserve	(46,163)	(33,047)	(83,544)
Accumulated deficit	(142,514,194)	(136,126,946)	(112,344,303)
Total shareholders' equity attributable to owners of the Company	(741,017)	(2,162,209)	14,142,849
Non-current liabilities
Loan		5,584,297	10,151,498
Derivative financial instruments	1,085,089	1,836,763	117,132
Employees benefits	850,746	1,962,970	2,092,434
Deferred tax liabilities	152,630	178,809	196,582
Total non-current liabilities	2,088,465	9,562,839	12,557,646
Current liabilities
Loan	2,144,235	4,542,109	2,212,706
Trade and other payables	1,115,102	1,200,820	1,837,997
Accrued expenses	3,444,626	4,682,713	4,906,742
Total current liabilities	6,703,963	10,425,642	8,957,445
Total liabilities	8,792,428	19,988,481	21,515,091
Total equity and liabilities	SFr 8,051,411	SFr 17,826,272	SFr 35,657,940